SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
SEGMENT INFORMATION
Revenues from contracts with customers	$ 206,697,620	$ 172,350,699	$ 160,308,979
Total non current assets	144,048,164	102,375,425	113,255,689
Property, plant and equipment	47,954,596	41,515,106	43,834,548
Intangible assets	67,342,362	35,333,464	39,616,426
Goodwill	28,751,206	25,526,855	29,804,715
Total non reportable assets	250,541,793	195,185,944	129,211,608
Total assets	394,589,957	297,561,369	242,467,297
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	157,352,242	130,918,908	124,011,642
Total non current assets	107,077,660	93,682,114	106,056,232
Cayman Island
SEGMENT INFORMATION
Total non current assets	24,837,572
Bolivia
SEGMENT INFORMATION
Revenues from contracts with customers	3,707,107	2,982,953	2,494,216
Total non current assets	33,090	15,588	27,487
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	24,591,539	21,188,655	17,338,608
Total non current assets	3,460,634	685,587	305,477
United States of America
SEGMENT INFORMATION
Revenues from contracts with customers	2,504,696	1,515,185	2,562,376
Total non current assets	7,799,448	7,168,376	6,136,461
Paraguay
SEGMENT INFORMATION
Revenues from contracts with customers	5,369,912	4,428,078	2,506,348
Total non current assets	742,767	714,011	722,914
South Africa
SEGMENT INFORMATION
Revenues from contracts with customers	2,789,322	1,927,333	3,019,474
Total non current assets	3,892	598	7,080
France
SEGMENT INFORMATION
Revenues from contracts with customers	4,269,368	911,140	711,522
Total non current assets	26,138	33,556
Colombia
SEGMENT INFORMATION
Total non current assets	18,461	22,313
Uruguay
SEGMENT INFORMATION
Revenues from contracts with customers	5,752,913	6,234,956	4,684,854
Total non current assets	48,502	53,282
India
SEGMENT INFORMATION
Total non current assets			38
Rest of the world
SEGMENT INFORMATION
Revenues from contracts with customers	$ 360,521	$ 2,243,491	$ 2,979,939